4. Property and Equipment (Tables)	6 Months Ended	9 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Schedule of property and equipment
	June 30, 2016	December 31, 2015
Furniture and fixture	$3,908	$1,640
Computer equipment	1,029	–
Total	4,937	1,640
Less accumulated depreciation	(624)	(232)
Property and equipment, net	$4,313	$1,408

	December 31, 2015	March 31, 2015
Furniture and fixture	$1,640	$–
Less accumulated depreciation	(232)	–
Property and equipment, net	$1,408	$–